Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Financial Information [Abstract]
Schedule of Condensed Consolidating Statement of Income

Condensed Consolidating Statement of Income
Year Ended December 31, 2013

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual
allowances and discounts)	$-	$(14,923)	$9,487,566	$5,379,982	$-	$14,852,625
Provision for bad debts	-	-	1,394,111	639,558	-	2,033,669
Net operating revenues	-	(14,923)	8,093,455	4,740,424	-	12,818,956
Operating costs and expenses:
Salaries and benefits	-	-	3,591,443	2,515,948	-	6,107,391
Supplies	-	-	1,284,542	690,694	-	1,975,236
Other operating expenses	-	240	1,824,811	991,582	-	2,816,633
Government settlement and related costs	-	-	101,500	-	-	101,500
Electronic health records incentive reimbursement	-	-	(104,922)	(57,120)	-	(162,042)
Rent	-	-	158,541	120,344	-	278,885
Depreciation and amortization	-	-	521,557	249,799	-	771,356
Total operating costs and expenses	-	240	7,377,472	4,511,247	-	11,888,959
Income from operations	-	(15,163)	715,983	229,177	-	929,997
Interest expense, net	-	(4,749)	554,861	63,010	-	613,122
Loss from early extinguishment of debt	-	1,295	-	-	-	1,295
Equity in earnings of unconsolidated affiliates	(141,203)	(138,906)	(85,859)	-	323,327	(42,641)
Impairment of long-lived assets	-	-	12,100	-	-	12,100
Income from continuing operations before income taxes	141,203	127,197	234,881	166,167	(323,327)	346,121
Provision for (benefit from) income taxes	-	(14,006)	85,208	32,476	-	103,678
Income from continuing operations	141,203	141,203	149,673	133,691	(323,327)	242,443
Discontinued operations, net of taxes:
Loss from operations of entities sold or held for sale	-	-	(12,980)	(7,633)	-	(20,613)
Impairment of hospitals sold or held for sale	-	-	(4,562)	-	-	(4,562)
Loss on sale, net	-	-	-	-	-	-
Loss from discontinued operations, net of taxes	-	-	(17,542)	(7,633)	-	(25,175)
Net income	141,203	141,203	132,131	126,058	(323,327)	217,268
Less: Net income attributable to noncontrolling interests	-	-	-	76,065	-	76,065
Net income attributable to Community Health Systems,
Inc. stockholders	$141,203	$141,203	$132,131	$49,993	$(323,327)	$141,203

Condensed Consolidating Statement of Income
Year Ended December 31, 2012

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual
allowances and discounts)	$-	$(9,653)	$9,413,925	$5,342,487	$-	$14,746,759
Provision for bad debts	-	-	1,292,852	621,171	-	1,914,023
Net operating revenues	-	(9,653)	8,121,073	4,721,316	-	12,832,736
Operating costs and expenses:
Salaries and benefits	-	-	3,552,225	2,439,821	-	5,992,046
Supplies	-	-	1,281,193	671,725	-	1,952,918
Other operating expenses	-	603	1,828,771	976,564	-	2,805,938
Government settlement and related costs	-	-	-	-	-	-
Electronic health records incentive reimbursement	-	-	(78,419)	(44,277)	-	(122,696)
Rent	-	-	149,089	115,326	-	264,415
Depreciation and amortization	-	-	472,919	240,973	-	713,892
Total operating costs and expenses	-	603	7,205,778	4,400,132	-	11,606,513
Income from operations	-	(10,256)	915,295	321,184	-	1,226,223
Interest expense, net	-	58,726	503,484	58,747	-	620,957
Loss from early extinguishment of debt	-	115,453	-	-	-	115,453
Equity in earnings of unconsolidated affiliates	(265,640)	(348,878)	(150,606)	-	723,091	(42,033)
Impairment of long-lived assets	-	-	10,000	-	-	10,000
Income from continuing operations before income taxes	265,640	164,443	552,417	262,437	(723,091)	521,846
Provision for (benefit from) income taxes	-	(101,197)	199,423	65,800	-	164,026
Income from continuing operations	265,640	265,640	352,994	196,637	(723,091)	357,820
Discontinued operations, net of taxes:
Loss from operations of entities sold or held for sale	-	-	(5,438)	(6,579)	-	(12,017)
Impairment of hospitals sold or held for sale	-	-	-	-	-	-
Loss on sale, net	-	-	-	-	-	-
Loss from discontinued operations, net of taxes	-	-	(5,438)	(6,579)	-	(12,017)
Net income	265,640	265,640	347,556	190,058	(723,091)	345,803
Less: Net income attributable to noncontrolling interests	-	-	-	80,163	-	80,163
Net income attributable to Community Health Systems,
Inc. stockholders	$265,640	$265,640	$347,556	$109,895	$(723,091)	$265,640

Condensed Consolidating Statement of Income
Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual
allowances and discounts)	$-	$-	$8,489,187	$4,891,394	$-	$13,380,581
Provision for bad debts	-	-	1,137,662	535,189	-	1,672,851
Net operating revenues	-	-	7,351,525	4,356,205	-	11,707,730
Operating costs and expenses:
Salaries and benefits	-	-	3,213,478	2,253,942	-	5,467,420
Supplies	-	-	1,165,970	645,844	-	1,811,814
Other operating expenses	-	-	1,595,918	862,362	-	2,458,280
Government settlement and related costs	-	-	-	-	-	-
Electronic health records incentive reimbursement	-	-	(43,959)	(18,922)	-	(62,881)
Rent	-	-	134,862	111,356	-	246,218
Depreciation and amortization	-	-	413,587	229,781	-	643,368
Total operating costs and expenses	-	-	6,479,856	4,084,363	-	10,564,219
Income from operations	-	-	871,669	271,842	-	1,143,511
Interest expense, net	-	87,095	494,185	61,246	-	642,526
Loss from early extinguishment of debt	-	66,019	-	-	-	66,019
Equity in earnings of unconsolidated affiliates	(201,948)	(287,903)	(65,846)	-	506,206	(49,491)
Impairment of long-lived assets	-	-	-	-	-	-
Income from continuing operations before income taxes	201,948	134,789	443,330	210,596	(506,206)	484,457
Provision for (benefit from) income taxes	-	(67,159)	160,045	48,707	-	141,593
Income from continuing operations	201,948	201,948	283,285	161,889	(506,206)	342,864
Discontinued operations, net of taxes:
Loss from operations of entities sold or held for sale	-	-	(1,950)	(12,789)	-	(14,739)
Impairment of hospitals sold or held for sale	-	-	-	(47,930)	-	(47,930)
Loss on sale, net	-	-	-	(2,572)	-	(2,572)
Loss from discontinued operations, net of taxes	-	-	(1,950)	(63,291)	-	(65,241)
Net income	201,948	201,948	281,335	98,598	(506,206)	277,623
Less: Net income attributable to noncontrolling interests	-	-	-	75,675	-	75,675
Net income attributable to Community Health Systems,
Inc. stockholders	$201,948	$201,948	$281,335	$22,923	$(506,206)	$201,948

Schedule of Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2013

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$141,203	$141,203	$132,131	$126,058	$(323,327)	$217,268
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of tax	60,304	60,304	-	-	(60,304)	60,304
Net change in fair value of available-for-sale securities, net
of tax	2,181	2,181	2,181	-	(4,362)	2,181
Amortization and recognition of unrecognized pension
cost components, net of tax	15,320	15,320	15,320	-	(30,640)	15,320
Other comprehensive income (loss)	77,805	77,805	17,501	-	(95,306)	77,805
Comprehensive income	219,008	219,008	149,632	126,058	(418,633)	295,073
Less: Comprehensive income attributable to
noncontrolling interests	-	-	-	76,065	-	76,065
Comprehensive income attributable to Community
Health Systems, Inc. stockholders	$219,008	$219,008	$149,632	$49,993	$(418,633)	$219,008

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2012

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$265,640	$265,640	$347,556	$190,058	$(723,091)	$345,803
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of tax	46,409	46,409	-	-	(46,409)	46,409
Net change in fair value of available-for-sale securities, net
of tax	3,012	3,012	3,012	-	(6,024)	3,012
Amortization and recognition of unrecognized pension
cost components, net of tax	(10,252)	(10,252)	(10,252)	-	20,504	(10,252)
Other comprehensive income (loss)	39,169	39,169	(7,240)	-	(31,929)	39,169
Comprehensive income	304,809	304,809	340,316	190,058	(755,020)	384,972
Less: Comprehensive income attributable to
noncontrolling interests	-	-	-	80,163	-	80,163
Comprehensive income attributable to Community
Health Systems, Inc. stockholders	$304,809	$304,809	$340,316	$109,895	$(755,020)	$304,809

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$201,948	$201,948	$281,335	$98,598	$(506,206)	$277,623
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of tax	55,145	55,145	-	-	(55,145)	55,145
Net change in fair value of available-for-sale securities, net
of tax	(960)	(960)	(960)	-	1,920	(960)
Amortization and recognition of unrecognized pension
cost components, net of tax	(7,737)	(7,737)	(7,737)	-	15,474	(7,737)
Other comprehensive income (loss)	46,448	46,448	(8,697)	-	(37,751)	46,448
Comprehensive income	248,396	248,396	272,638	98,598	(543,957)	324,071
Less: Comprehensive income attributable to
noncontrolling interests	-	-	-	75,675	-	75,675
Comprehensive income attributable to Community
Health Systems, Inc. stockholders	$248,396	$248,396	$272,638	$22,923	$(543,957)	$248,396

Schedule of Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet
December 31, 2013
	Parent		Other	Non -
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$-	$-	$238,336	$135,067	$-	$373,403
Patient accounts receivable, net of allowance				-
for doubtful accounts	-	-	865,714	1,456,841	-	2,322,555
Supplies	-	-	256,130	115,185	-	371,315
Prepaid income taxes	107,077	-	-	-	-	107,077
Deferred income taxes	101,372	-	-	-	-	101,372
Prepaid expenses and taxes	-	112	97,940	28,920	-	126,972
Other current assets	-	-	264,053	81,216	-	345,269
Total current assets	208,449	112	1,722,173	1,817,229	-	3,747,963
Intercompany receivable	579,793	9,540,603	4,529,246	3,811,213	(18,460,855)	-
Property and equipment, net	-	-	4,656,968	2,393,683	-	7,050,651
Goodwill	-	-	2,532,570	1,891,855	-	4,424,425
Other assets, net	-	144,148	1,453,248	828,233	(531,373)	1,894,256
Net investment in subsidiaries	3,193,971	9,335,210	4,029,631	-	(16,558,812)	-
Total assets	$3,982,213	$19,020,073	$18,923,836	$10,742,213	$(35,551,040)	$17,117,295

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$-	$152,050	$12,458	$2,386	$-	$166,894
Accounts payable	-	19	734,398	214,698	-	949,115
Deferred income taxes	3,183	-	-	-	-	3,183
Accrued interest	-	111,330	124	437	-	111,891
Accrued liabilities	4,178	-	870,532	352,124	-	1,226,834
Total current liabilities	7,361	263,399	1,617,512	569,645	-	2,457,917
Long-term debt	-	8,718,379	50,856	517,254	-	9,286,489
Intercompany payable	-	6,225,192	13,059,089	8,264,665	(27,548,946)	-
Deferred income taxes	906,101	-	-	-	-	906,101
Other long-term liabilities	924	619,135	671,166	217,056	(531,373)	976,908
Total liabilities	914,386	15,826,105	15,398,623	9,568,620	(28,080,319)	13,627,415
Redeemable noncontrolling interests in
equity of consolidated subsidiaries	-	-	-	358,410	-	358,410
Equity:
Community Health Systems, Inc. stockholders’
equity:
Preferred stock	-	-	-	-	-	-
Common stock	960	-	1	2	(3)	960
Additional paid-in capital	1,255,855	1,175,265	1,274,420	594,989	(3,044,674)	1,255,855
Treasury stock, at cost	(6,678)	-	-	-	-	(6,678)
Accumulated other comprehensive (loss)
income	(67,505)	(67,505)	(11,425)	-	78,930	(67,505)
Retained earnings	1,885,195	2,086,208	2,262,217	156,549	(4,504,974)	1,885,195
Total Community Health Systems, Inc.
stockholders’ equity	3,067,827	3,193,968	3,525,213	751,540	(7,470,721)	3,067,827
Noncontrolling interests in equity of
consolidated subsidiaries	-	-	-	63,643	-	63,643
Total equity	3,067,827	3,193,968	3,525,213	815,183	(7,470,721)	3,131,470
Total liabilities and equity	$3,982,213	$19,020,073	$18,923,836	$10,742,213	$(35,551,040)	$17,117,295

Condensed Consolidating Balance Sheet
December 31, 2012
	Parent		Other	Non -
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$-	$-	$271,559	$116,254	$-	$387,813
Patient accounts receivable, net of allowance
for doubtful accounts	-	-	654,894	1,379,191	-	2,034,085
Supplies	-	-	250,316	111,843	-	362,159
Prepaid income taxes	49,888	-	-	-	-	49,888
Deferred income taxes	117,045	-	-	-	-	117,045
Prepaid expenses and taxes	-	115	85,383	39,270	-	124,768
Other current assets	-	-	249,962	93,422	-	343,384
Total current assets	166,933	115	1,512,114	1,739,980	-	3,419,142
Intercompany receivable	406,534	9,837,904	3,723,120	3,262,823	(17,230,381)	-
Property and equipment, net	-	-	4,593,286	2,481,131	-	7,074,417
Goodwill	-	-	2,527,041	1,861,388	-	4,388,429
Other assets, net	-	165,236	1,357,771	829,114	(627,774)	1,724,347
Net investment in subsidiaries	2,974,965	8,686,242	3,427,182	-	(15,088,389)	-
Total assets	$3,548,432	$18,689,497	$17,140,514	$10,174,436	$(32,946,544)	$16,606,335

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$-	$75,679	$11,094	$3,129	$-	$89,902
Accounts payable	-	74	579,001	240,568	-	819,643
Accrued interest	-	110,091	295	316	-	110,702
Accrued liabilities	7,580	-	752,949	363,022	-	1,123,551
Total current liabilities	7,580	185,844	1,343,339	607,035	-	2,143,798
Long-term debt	-	9,079,392	53,186	318,802	-	9,451,380
Intercompany payable	-	5,639,928	11,693,119	7,822,313	(25,155,360)	-
Deferred income taxes	808,489	-	-	-	-	808,489
Other long-term liabilities	1,156	809,372	675,290	180,437	(627,774)	1,038,481
Total liabilities	817,225	15,714,536	13,764,934	8,928,587	(25,783,134)	13,442,148
Redeemable noncontrolling interests in
equity of consolidated subsidiaries	-	-	-	367,666	-	367,666
Equity:
Community Health Systems, Inc. stockholders’
equity:
Preferred stock	-	-	-	-	-	-
Common stock	929	-	1	2	(3)	929
Additional paid-in capital	1,138,274	1,176,342	1,283,499	690,929	(3,150,770)	1,138,274
Treasury stock, at cost	(6,678)	-	-	-	-	(6,678)
Accumulated other comprehensive (loss)
income	(145,310)	(145,310)	(28,927)	-	174,237	(145,310)
Retained earnings	1,743,992	1,943,929	2,121,007	121,938	(4,186,874)	1,743,992
Total Community Health Systems, Inc.
stockholders’ equity	2,731,207	2,974,961	3,375,580	812,869	(7,163,410)	2,731,207
Noncontrolling interests in equity of
consolidated subsidiaries	-	-	-	65,314	-	65,314
Total equity	2,731,207	2,974,961	3,375,580	878,183	(7,163,410)	2,796,521
Total liabilities and equity	$3,548,432	$18,689,497	$17,140,514	$10,174,436	$(32,946,544)	$16,606,335

Schedule of Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013

	Parent		Other	Non -
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating
activities	$(78,754)	$21,281	$871,489	$274,703	$-	$1,088,719

Cash flows from investing activities:
Acquisitions of facilities and other related
equipment	-	-	(11,894)	(31,849)	-	(43,743)
Purchases of property and equipment	-	-	(491,863)	(122,129)	-	(613,992)
Proceeds from sale of property and equipment	-	-	3,540	2,869	-	6,409
Increase in other investments	-	-	(275,149)	(64,793)	-	(339,942)
Net cash used in investing activities	-	-	(775,366)	(215,902)	-	(991,268)

Cash flows from financing activities:
Proceeds from exercise of stock options	110,660	-	-	-	-	110,660
Repurchase of restricted stock shares for payroll
tax withholding requirements	(14,896)	-	-	-	-	(14,896)
Stock buy-back	(27,133)	-	-	-	-	(27,133)
Deferred financing costs	-	(13,199)	-	-	-	(13,199)
Excess tax benefit relating to
stock-based compensation	6,715	-	-	-	-	6,715
Payment of special dividend to stockholders	-	-	-	-	-	-
Proceeds from noncontrolling investors in joint
ventures	-	-	-	289	-	289
Redemption of noncontrolling investments in joint
ventures	-	-	-	(9,304)	-	(9,304)
Distributions to noncontrolling investors in joint
ventures	-	-	-	(75,583)	-	(75,583)
Changes in intercompany balances with
affiliates, net	3,408	274,075	(124,384)	(153,099)	-	-
Borrowings under credit agreements	-	1,170,000	23,710	865	-	1,194,575
Issuance of long-term debt	-	-	-	-	-	-
Proceeds from receivables facility	-	-	-	338,000	-	338,000
Repayments of long-term indebtedness	-	(1,452,157)	(28,672)	(141,156)	-	(1,621,985)
Net cash provided by (used in) financing
activities	78,754	(21,281)	(129,346)	(39,988)	-	(111,861)
Net change in cash and cash equivalents	-	-	(33,223)	18,813	-	(14,410)
Cash and cash equivalents at beginning of period	-	-	271,559	116,254	-	387,813
Cash and cash equivalents at end of period	$-	$-	$238,336	$135,067	$-	$373,403

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012

	Parent		Other	Non -
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating
activities	$(55,122)	$(71,683)	$1,156,708	$250,217	$-	$1,280,120

Cash flows from investing activities:
Acquisitions of facilities and other related
equipment	-	-	(309,731)	(12,584)	-	(322,315)
Purchases of property and equipment	-	-	(540,816)	(227,974)	-	(768,790)
Proceeds from sale of property and equipment	-	-	2,756	3,141	-	5,897
Increase in other investments	-	10,000	(231,326)	(76,668)	-	(297,994)
Net cash used in investing activities	-	10,000	(1,079,117)	(314,085)	-	(1,383,202)

Cash flows from financing activities:
Proceeds from exercise of stock options	20,858	-	-	-	-	20,858
Repurchase of restricted stock shares for payroll
tax withholding requirements	(9,314)	-	-	-	-	(9,314)
Stock buy-back	-	-	-	-	-	-
Deferred financing costs	-	(141,219)	-	-	-	(141,219)
Excess tax benefit relating to
stock-based compensation	3,973	-	-	-	-	3,973
Payment of special dividend to stockholders	(22,535)	-	-	-	-	(22,535)
Proceeds from noncontrolling investors in joint
ventures	-	-	-	535	-	535
Redemption of noncontrolling investments in joint
ventures	-	-	-	(44,287)	-	(44,287)
Distributions to noncontrolling investors in joint
ventures	-	-	-	(68,344)	-	(68,344)
Changes in intercompany balances with
affiliates, net	62,140	(124,560)	189,076	(126,656)	-	-
Borrowings under credit agreements	-	3,955,000	20,866	-	-	3,975,866
Issuance of long-term debt	-	3,825,000	-	-	-	3,825,000
Proceeds from receivables facility	-	-	-	350,000	-	350,000
Repayments of long-term indebtedness	-	(7,452,538)	(24,894)	(52,071)	-	(7,529,503)
Net cash provided by (used in) financing
activities	55,122	61,683	185,048	59,177	-	361,030
Net change in cash and cash equivalents	-	-	262,639	(4,691)	-	257,948
Cash and cash equivalents at beginning of period	-	-	8,920	120,945	-	129,865
Cash and cash equivalents at end of period	$-	$-	$271,559	$116,254	$-	$387,813

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2011

	Parent		Other	Non -
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating
activities	$(41,780)	$(111,001)	$918,947	$495,742	$-	$1,261,908

Cash flows from investing activities:
Acquisitions of facilities and other related
equipment	-	-	(370,243)	(45,117)	-	(415,360)
Purchases of property and equipment	-	-	(440,754)	(335,959)	-	(776,713)
Proceeds from disposition of hospitals and other
ancillary operations	-	-	-	173,387	-	173,387
Proceeds from sale of property and equipment	-	-	2,283	8,877	-	11,160
Increase in other investments	-	(10,000)	(129,852)	(48,397)	-	(188,249)
Net cash used in investing activities	-	(10,000)	(938,566)	(247,209)	-	(1,195,775)

Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	-	-	-	-	18,910
Repurchase of restricted stock shares for payroll
tax withholding requirements	(13,311)	-	-	-	-	(13,311)
Stock buy-back	(85,790)	-	-	-	-	(85,790)
Deferred financing costs	-	(19,352)	-	-	-	(19,352)
Excess tax benefit relating to
stock-based compensation	5,290	-	-	-	-	5,290
Payment of special dividend to stockholders	-	-	-	-	-	-
Proceeds from noncontrolling investors in joint
ventures	-	-	-	1,229	-	1,229
Redemption of noncontrolling investments in joint
ventures	-	-	-	(13,022)	-	(13,022)
Distributions to noncontrolling investors in joint
ventures	-	-	-	(56,094)	-	(56,094)
Changes in intercompany balances with
affiliates, net	116,681	209,056	(175,332)	(150,405)	-	-
Borrowings under credit agreements	-	560,000	18,236	2,145	(2,145)	578,236
Issuance of long-term debt	-	1,000,000	-	-	-	1,000,000
Proceeds from receivables facility	-	-	-	-	-	-
Repayments of long-term indebtedness	-	(1,628,703)	(23,200)	(1,775)	2,145	(1,651,533)
Net cash provided by (used in) financing
activities	41,780	121,001	(180,296)	(217,922)	-	(235,437)
Net change in cash and cash equivalents	-	-	(199,915)	30,611	-	(169,304)
Cash and cash equivalents at beginning of period	-	-	208,835	90,334	-	299,169
Cash and cash equivalents at end of period	$-	$-	$8,920	$120,945	$-	$129,865